DISAGGREGATION OF REVENUE	12 Months Ended
Dec. 29, 2019
Disclosure of disaggregation of revenue from contracts with customers [abstract]
DISAGGREGATION OF REVENUE
DISAGGREGATION OF REVENUE:

Net sales by major product group were as follows:

	2019	2018

Activewear	$2,261,881	$2,321,395
Hosiery and underwear	562,020	587,170
	$2,823,901	$2,908,565

Net sales were derived from customers located in the following geographic areas:

	2019	2018

United States	$2,399,239	$2,484,877
Canada	114,815	120,764
International	309,847	302,924
	$2,823,901	$2,908,565